Commission and Fee Income (Tables)	12 Months Ended
Dec. 31, 2022
Commissions and Fee Income [Abstract]
Commission and Fee Income and Expense [text block table]	in € m. 2022 2021 2020 Commission and fee income and expense: Commission and fee income 12,512 13,730 12,044 Commission and fee expense 2,675 2,796 2,620 Net commissions and fee income 9,838 10,934 9,424
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]
Disaggregation of revenues by product type and business segment
	Dec 31,2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	218	33	254	17	0	(3)	520
Commissions for assets under management	18	1	363	3,642	(0)	0	4,024
Commissions for other securities	512	(0)	47	0	0	0	559
Underwriting and advisory fees	35	1,373	12	0	0	(52)	1,368
Brokerage fees	19	253	1,164	65	(1)	0	1,501
Commissions for local payments	479	3	1,006	0	0	8	1,497
Commissions for foreign commercial business	466	33	62	0	0	(5)	556
Commissions for foreign currency/exchange business	15	0	5	0	0	(0)	19
Commissions for loan processing and guarantees	618	298	292	0	3	2	1,213
Intermediary fees	23	2	523	0	0	13	562
Fees for sundry other customer services	282	277	10	122	3	1	695
Total fee and commissions income	2,684	2,273	3,739	3,847	6	(36)	12,512
Gross expense							(2,675)
Net fees and commissions							9,838

	Dec 31,2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	231	27	259	21	4	(2)	539
Commissions for assets under management	16	1	369	3,570	(0)	0	3,956
Commissions for other securities	423	(0)	43	1	0	0	467
Underwriting and advisory fees	35	2,258	12	0	(0)	(41)	2,264
Brokerage fees	22	246	1,302	96	118	(0)	1,784
Commissions for local payments	441	4	864	0	0	10	1,320
Commissions for foreign commercial business	456	23	95	0	(0)	(2)	572
Commissions for foreign currency/exchange business	11	0	5	0	0	(0)	16
Commissions for loan processing and guarantees	564	279	305	0	5	5	1,157
Intermediary fees	12	3	617	0	0	11	644
Fees for sundry other customer services	282	562	40	121	4	2	1,011
Total fee and commissions income	2,494	3,403	3,910	3,809	132	(18)	13,730
Gross expense							(2,796)
Net fees and commissions							10,934

	Dec 31,2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	245	17	235	23	1	(3)	518
Commissions for assets under management	19	1	319	3,090	(0)	0	3,429
Commissions for other securities	365	0	35	0	0	0	401
Underwriting and advisory fees	29	1,688	13	0	1	(42)	1,688
Brokerage fees	21	357	1,103	72	113	(1)	1,665
Commissions for local payments	436	(2)	951	(0)	0	8	1,394
Commissions for foreign commercial business	409	25	104	0	0	(3)	536
Commissions for foreign currency/exchange business	4	0	6	0	0	(0)	11
Commissions for loan processing and guarantees	529	210	305	0	7	7	1,058
Intermediary fees	9	2	579	1	1	12	604
Fees for sundry other customer services	276	289	39	131	4	1	741
Total fee and commissions income	2,344	2,588	3,689	3,317	127	(20)	12,044
Gross expense							(2,620)
Net fees and commissions							9,424

Fee and commission income and gross expense have been restated by € 182 million for 2020. The reclassifications did not affect net fee and commission income.